12. Leases (Details - Right-of-use asset) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Office lease	$ 1,677,896
Less: accumulated amortization	(102,104)
Right-of-use asset, net	1,575,792	$ 0
Kokomo Lease [Member]
Office lease	375,483
Less: accumulated amortization	(29,967)
Right-of-use asset, net	345,516
Valparaiso Lease [Member]
Office lease	374,360
Less: accumulated amortization	(50,010)
Right-of-use asset, net	324,350
Merrill Lease [Member]
Office lease	705,966
Less: accumulated amortization	(9,424)
Right-of-use asset, net	696,542
Tuscaloosa Lease [Member]
Office lease	222,087
Less: accumulated amortization	(12,703)
Right-of-use asset, net	$ 209,384